UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21217

Investment Company Act File Number

Eaton Vance California Municipal Bond Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

September 30

Date of Fiscal Year End

June 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

California Municipal Bond Fund II

June 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 165.8%

Security	Principal Amount (000’s omitted)	Value
Education — 20.8%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$395	$437,948
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	176,226
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	77,050
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	395,367
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	60	67,856
California Educational Facilities Authority, (University of San Francisco), Prerefunded to 10/1/21, 6.125%, 10/1/36	55	62,611
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	360,373
California Municipal Finance Authority, (Pomona College), 5.00%, 1/1/48(1)	3,000	3,535,950
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	228,997
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	157,547
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	446,270
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	467,747
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	494,667
University of California, 5.00%, 5/15/36(1)	2,050	2,442,247
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	170,435
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	550	568,607

		$10,089,898

Electric Utilities — 4.2%
Sacramento Municipal Utility District, 5.00%, 8/15/30	$420	$470,782
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	139,956
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,061,810
Vernon, Electric System Revenue, 5.125%, 8/1/21	335	346,062

		$2,018,610

Escrowed/Prerefunded — 12.7%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$1,370	$1,395,249
California Educational Facilities Authority, (Santa Clara University), Prerefunded to 2/1/20, 5.00%, 2/1/29	890	939,671
California Educational Facilities Authority, (University of Southern California), Prerefunded to 10/1/18, 5.25%, 10/1/39	200	201,942
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), Prerefunded to 8/15/19, 5.00%, 8/15/39	1,400	1,456,420
San Diego Community College District, (Election of 2002), Prerefunded to 8/1/21, 5.00%, 8/1/32	720	793,224
San Diego Community College District, (Election of 2006), Prerefunded to 8/1/21, 5.00%, 8/1/31	455	501,273
San Mateo Union High School District, (Election of 2006), Prerefunded to 9/1/23, 5.00%, 9/1/27	350	404,583
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	285	294,388
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	140	144,109

		$6,130,859

Security	Principal Amount (000’s omitted)	Value
General Obligations — 28.8%
California, 5.50%, 11/1/35	$1,300	$1,411,930
Grossmont-Cuyamaca Community College District, (Election of 2012), 5.00%, 8/1/44(2)	2,500	2,952,000
Lake Tahoe Community College District, (Election of 2014), 4.00%, 8/1/48	1,000	1,038,680
Montebello Unified School District, (Election of 2016), 5.00%, 8/1/41	1,000	1,127,210
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	1,965,884
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,612,891
San Jose Unified School District, (Election of 2012), 4.00%, 8/1/42(1)	2,000	2,104,200
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	455,043
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,267,470

		$13,935,308

Hospital — 19.7%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	$775	$896,171
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	374,285
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	528,609
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	842,730
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	673,014
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	311,702
California Health Facilities Financing Authority, (Sutter Health), 5.00%, 11/15/46(1)	3,000	3,421,890
California Public Finance Authority, (Sharp HealthCare), 5.00%, 8/1/47(1)	1,250	1,419,950
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,071,640

		$9,539,991

Housing — 2.3%
California Statewide Communities Development Authority, (University of California, Irvine East Campus Apartments), 5.00%, 5/15/50	$1,000	$1,121,550

		$1,121,550

Insured – Electric Utilities — 3.4%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$1,052,150
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	610	612,647

		$1,664,797

Insured – Escrowed/Prerefunded — 14.4%
California Statewide Communities Development Authority, (Sutter Health), (AGM), Prerefunded to 8/15/18, 5.05%, 8/15/38(1)	$1,750	$1,757,717
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	3,026,804
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	502,641
Palm Springs Unified School District, (Election of 2008), (AGC), Prerefunded to 8/1/19, 5.00%, 8/1/33	1,250	1,297,950
Sacramento Municipal Utility District, (AGM), Prerefunded to 8/15/18, 5.00%, 8/15/27	390	391,697

		$6,976,809

Insured – General Obligations — 9.1%
Coalinga-Huron Joint Unified School District, (Election of 2016), (BAM), 5.00%, 8/1/41	$1,265	$1,454,953
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,938,400

		$4,393,353

Security	Principal Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 4.4%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,536,458
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	611,639

		$2,148,097

Insured – Transportation — 5.4%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,615,712

		$2,615,712

Insured – Water and Sewer — 0.9%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$448,974

		$448,974

Lease Revenue/Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$537,715

		$537,715

Special Tax Revenue — 11.3%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, Green Bonds, 5.00%, 7/1/41(1)	$2,000	$2,345,980
San Diego County Regional Transportation Commission, Sales Tax Revenue, 5.00%, 4/1/41(1)	1,000	1,154,430
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, Prerefunded to 7/1/20, 5.00%, 7/1/28	1,300	1,390,142
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	575,265

		$5,465,817

Transportation — 8.5%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,224,331
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	572,184
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)	1,060	1,123,982
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	668,769
San Jose, Airport Revenue, 5.00%, 3/1/20	500	527,830

		$4,117,096

Water and Sewer — 18.8%
East Bay Municipal Utility District, Green Bonds, 5.00%, 6/1/42	$10	$11,741
East Bay Municipal Utility District, Green Bonds, 5.00%, 6/1/42(1)	2,900	3,405,006
Metropolitan Water District of Southern California, 5.00%, 1/1/39	1,050	1,067,462
San Diego Public Facilities Financing Authority, Sewer Revenue, 5.00%, 5/15/38	2,000	2,333,240
San Francisco City and County Public Utilities Commission, 5.00%, 11/1/42	40	45,193
San Francisco City and County Public Utilities Commission, 5.00%, 11/1/42(1)	2,000	2,259,640

		$9,122,282

Total Tax-Exempt Investments — 165.8% (identified cost $76,648,884)		$80,326,868

Value
Institutional MuniFund Term Preferred Shares, at Liquidation Value (net of unamortized deferred offering costs) — (29.7)%	$(14,393,477)

Other Assets, Less Liabilities — (36.1)%	$(17,488,288)

Net Assets Applicable to Common Shares — 100.0%	$48,445,103

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2018, 22.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 13.4% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	When-issued security.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open derivative instruments at June 30, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$80,326,868	$—	$80,326,868
Total Investments	$—	$80,326,868	$—	$80,326,868

At June 30, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Proposed Plan of Reorganization

In April 2018, the Trustees of the Fund approved an Agreement and Plan of Reorganization whereby Eaton Vance California Municipal Bond Fund (California Municipal Bond Fund) would acquire substantially all the assets and assume substantially all the liabilities of the Fund in exchange for common shares of California Municipal Bond Fund. The proposed reorganization is subject to approval by the shareholders of the Fund.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance California Municipal Bond Fund II

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	August 21, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	August 21, 2018